SEGMENT REPORTING (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Number of reportable segments	The Group operates in a single reportable segment
Percentage of sales	10.00%	10.00%	10.00%